AST JENNISON LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 99.7%
Common Stocks
Automobiles — 6.8%
Tesla, Inc.*(a)	256,727	$110,138,450
Biotechnology — 1.2%
Sarepta Therapeutics, Inc.*	33,589	4,716,903
Vertex Pharmaceuticals, Inc.*	54,946	14,951,906
		19,668,809
Capital Markets — 2.0%
Goldman Sachs Group, Inc. (The)	64,192	12,900,666
S&P Global, Inc.	52,926	19,085,116
		31,985,782
Entertainment — 4.4%
Netflix, Inc.*	112,701	56,353,881
Spotify Technology SA*	62,243	15,098,284
		71,452,165
Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.	34,573	8,357,331
Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	62,483	22,181,465
Health Care Equipment & Supplies — 1.8%
Danaher Corp.	43,392	9,343,599
DexCom, Inc.*	32,193	13,270,920
Intuitive Surgical, Inc.*	8,336	5,914,726
		28,529,245
Health Care Providers & Services — 1.2%
Guardant Health, Inc.*	60,784	6,794,436
Humana, Inc.	31,245	12,931,993
		19,726,429
Health Care Technology — 1.1%
Teladoc Health, Inc.*(a)	81,065	17,772,691
Hotels, Restaurants & Leisure — 1.4%
Chipotle Mexican Grill, Inc.*	18,336	22,804,667
Interactive Media & Services — 10.2%
Alphabet, Inc. (Class A Stock)*	19,269	28,240,646
Alphabet, Inc. (Class C Stock)*	19,194	28,207,502
Facebook, Inc. (Class A Stock)*	264,999	69,403,238
Match Group, Inc.*	219,258	24,260,898
Tencent Holdings Ltd. (China)	240,633	16,224,868
		166,337,152
Internet & Direct Marketing Retail — 9.6%
Alibaba Group Holding Ltd. (China), ADR*	60,567	17,805,487
Amazon.com, Inc.*	41,319	130,102,375
Wayfair, Inc. (Class A Stock)*(a)	26,764	7,788,591
		155,696,453
IT Services — 14.3%
Adyen NV (Netherlands), 144A*	19,617	36,140,725
Mastercard, Inc. (Class A Stock)	123,754	41,849,890
PayPal Holdings, Inc.*	182,545	35,966,841
Shopify, Inc. (Canada) (Class A Stock)*	38,471	39,354,679
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Twilio, Inc. (Class A Stock)*	112,603	$27,823,075
Visa, Inc. (Class A Stock)(a)	252,218	50,436,034
		231,571,244
Leisure Products — 0.6%
Peloton Interactive, Inc. (Class A Stock)*(a)	104,252	10,345,968
Personal Products — 1.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	90,968	19,853,766
Pharmaceuticals — 1.8%
AstraZeneca PLC (United Kingdom), ADR	400,007	21,920,383
Eli Lilly & Co.	55,140	8,161,823
		30,082,206
Road & Rail — 2.5%
Uber Technologies, Inc.*	606,452	22,123,369
Union Pacific Corp.	96,334	18,965,275
		41,088,644
Semiconductors & Semiconductor Equipment — 4.3%
NVIDIA Corp.	128,827	69,723,749
Software — 18.3%
Adobe, Inc.*	94,096	46,147,501
Atlassian Corp. PLC (Class A Stock)*	84,548	15,369,981
Coupa Software, Inc.*	59,611	16,347,721
Crowdstrike Holdings, Inc. (Class A Stock)*	117,580	16,146,085
Microsoft Corp.	364,138	76,589,145
RingCentral, Inc. (Class A Stock)*	56,326	15,467,683
salesforce.com, Inc.*	183,897	46,216,994
ServiceNow, Inc.*	30,363	14,726,055
Splunk, Inc.*	97,190	18,284,355
Trade Desk, Inc. (The) (Class A Stock)*(a)	27,714	14,377,469
Workday, Inc. (Class A Stock)*(a)	81,736	17,583,866
		297,256,855
Specialty Retail — 2.6%
Carvana Co.*(a)	64,149	14,309,076
Home Depot, Inc. (The)	100,144	27,810,990
		42,120,066
Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc.	948,270	109,819,149
Textiles, Apparel & Luxury Goods — 5.7%
Kering SA (France)	33,642	22,324,062
Lululemon Athletica, Inc.*	92,034	30,313,239
LVMH Moet Hennessy Louis Vuitton SE (France)	22,203	10,382,855
NIKE, Inc. (Class B Stock)	230,158	28,894,035
		91,914,191

Total Long-Term Investments (cost $711,225,580)		1,618,426,477
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AST JENNISON LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Short-Term Investments — 6.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	134,884	$134,884
PGIM Institutional Money Market Fund (cost $98,079,285; includes $98,055,730 of cash collateral for securities on loan)(b)(w)	98,217,857	98,198,214

Total Short-Term Investments (cost $98,214,169)		98,333,098

TOTAL INVESTMENTS—105.8% (cost $809,439,749)		1,716,759,575

Liabilities in excess of other assets — (5.8)%		(93,689,596)

Net Assets — 100.0%		$1,623,069,979

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $96,493,448; cash collateral of $98,055,730 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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